Document And Entity Information	6 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002008007
Document Type	F-4
Entity Registrant Name	MaxsMaking Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 903, Building 2, Kangjian Business Plaza
Entity Address, Address Line Two	No. 1288 Zhennan Road
Entity Address, Address Line Three	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200331
City Area Code	+86
Local Phone Number	(21) 62990223
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Tax Identification Number	00-0000000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Country	DE
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates
City Area Code	(302)
Local Phone Number	738-6680